Retirement Plans and Other Retiree Benefits - Retirement Plans and Other Retiree Benefits (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in plan assets
Plan assets at beginning of period	$ 236,793	$ 225,766	$ 225,766
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax	(2,947)	(3,246)
Prior service credits, net of tax	83	81
Defined pension benefit plans [Member]
Change in benefit obligation
Benefit obligation at beginning of period	436,102	390,646	390,646	366,840
Service cost	2,408	2,326	3,102	2,905	2,774
Interest cost	14,296	15,044	20,058	20,882	20,706
Benefits paid			(20,219)	(18,791)
Actuarial (gain) loss			42,515	18,810
Benefit obligation at end of period			436,102	390,646	366,840
Change in plan assets
Plan assets at beginning of period	236,793	225,766	225,766	208,300
Employer contributions	24,200		26,296	7,304
Actual return on plan assets			4,950	28,953
Benefits paid			(20,219)	(18,791)
Plan assets at fair value at end of period			236,793	225,766	208,300
Accrued benefit costs and funded status of the plans			(199,309)	(164,880)
Accumulated benefit obligation			424,957	379,590
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate			4.51%	5.30%
Salary rate			3.25%	3.25%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate			5.30%	5.88%
Expected rate of return on plan assets			8.00%	8.00%
Rate of compensation increase			3.25%	3.25%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax			4,328	5,852
Prior service credits, net of tax			(109)	(2,184)
Total			4,219	3,668
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax			100,172	75,030
Prior service credits, net of tax			(714)	(824)
Total			99,458	74,206
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss			(13,990)	(6,862)
Prior service credits			172	172
Total			(13,818)	(6,690)
Other postretirement benefit plans [Member]
Change in benefit obligation
Benefit obligation at beginning of period	110,737	96,312	96,312	84,849
Service cost	266	339	452	550	781
Interest cost	3,719	3,802	5,069	4,930	4,810
Employee contributions			418	430
Benefits paid			(3,652)	(4,410)
Actuarial (gain) loss			12,138	9,963
Benefit obligation at end of period			110,737	96,312	84,849
Change in plan assets
Employer contributions			3,234	3,980
Employee contributions			418	430
Benefits paid			(3,652)	(4,410)
Accrued benefit costs and funded status of the plans			(110,737)	(96,312)
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate			4.57%	5.38%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate			5.38%	5.95%
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial loss, net of tax				5,911
Total				5,911
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax			13,195	7,609
Total			13,195	7,609
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial loss			(687)
Total			$ (687)